Warrant Liability	9 Months Ended
Sep. 30, 2022
Warrant Liability
Warrant Liability

Note 10. Warrant Liability

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented as a Warrant liability in the accompanying consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations and comprehensive loss. (See Notes 7 and 8)

The Warrant liability at September 30, 2022 was as follows:

Note Warrants	$82,352
Trading and Overallotment Warrants	3,018,750
Total	$3,101,102

The following table presents the changes in the Warrant liability of the Level 1 warrants issued on April 14, 2022, the effective date of the IPO measured at fair value:

Total

FMV of Note Warrants, at issuance	$157,647

FMV of Trading and Overallotment Warrants, at issuance	5,778,750

Change in fair value of warrant liability, issuance through September 30, 2022	(2,835,295)

Fair Value at September 30, 2022	$3,101,102

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)